Summary of Significant Accounting Policies (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Profits/Loss [Member] | RMB:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, profit/loss	6.6153	6.8328	6.6428	6.7498	6.8126	6.4416
Profits/Loss [Member] | AUD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, profit/loss	1.3007	1.3357	1.2838	1.3275	1.3267	1.3755
Profits/Loss [Member] | HKD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, profit/loss	7.8076	7.7576	7.8112	7.7571	7.7651	7.7594
Profits/Loss [Member] | CAD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, profit/loss	1.2702	1.3351	1.2620	1.3198	1.3270	1.3266
Balance Sheet [Member] | RMB:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, balance sheet	6.5060		6.5060		6.7806
Foreign currency, exchange rates, profit/loss					6.7806	6.6487
Balance Sheet [Member] | AUD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, balance sheet	1.2797		1.2797		1.3028
Foreign currency, exchange rates, profit/loss					1.3028	1.3433
Balance Sheet [Member] | HKD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, balance sheet	7.8118		7.8118		7.8059
Foreign currency, exchange rates, profit/loss					7.8059	7.7595
Balance Sheet [Member] | CAD:1USD [Member]
Schedule of translation of foreign currency exchange rates
Foreign currency, exchange rates, balance sheet	1.2573		1.2573		1.2982
Foreign currency, exchange rates, profit/loss					1.2982	1.2992